Financial assets at fair value through profit or loss - Summary of non-trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	€ 2,028	€ 3,893
Non-trading derivatives | Other non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	771	2,124
- fair value hedges | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	716	836
- cash flow hedges | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	440	814
- hedges of net investments in foreign operations | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	€ 100	€ 119